Schedule of maturity profile of the group’s financial liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	$ 411,066	$ 471,266
Other payables	381,131	1,063,903
Accruals	58,184	33,986
Client’s funds held in trust	607,591	350,459
Lease liabilities	91,354
Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade payables	411,066
Other payables	381,131
Accruals	58,184
Client’s funds held in trust	607,591
Lease liabilities	103,559
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables		471,266
Other payables		1,063,903
Accruals		33,986
Client’s funds held in trust		350,459
Lease liabilities	23,693
Not later than one year [member] | Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade payables	411,066
Other payables	381,131
Accruals	58,184
Client’s funds held in trust	607,591
Lease liabilities	29,945
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities	60,680
Later than one year and not later than two years [member] | Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities	66,596
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities	6,981
Later than two years and not later than three years [member] | Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Accruals
Client’s funds held in trust
Lease liabilities	$ 7,018